Fair Value of Financial Instruments - Additional Information (Detail) $ in Millions	12 Months Ended
Oct. 31, 2021 CAD ($)
Obligations relating to short selling of securities [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities transferredout of level two into level one	$ 2,550
Liabilities transferred out of level one into level two	2,235
Trading assets [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	10,045
Assets transferred out of level one into level two	9,972
Trading assets [member] | Trading equity securities [member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level three	72
Investment securities [Member]
Disclosure of detailed information about financial instruments [line items]
Assets transferred out of level two into level one	3,407
Assets transferred out of level one into level two	$ 13,522